18. Share capital and additional paid-in capital (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfShareCapitalAndAdditionalPaidinCapitalLineItems [Line Items]
Beginning balance	$ 28,336,120	$ 28,264,898
Payment of other reserve constitution - share-bases compensation plan	16,295	71,222
Ending balance	28,352,415	28,336,120
Share Capital
DisclosureOfShareCapitalAndAdditionalPaidinCapitalLineItems [Line Items]
Beginning balance	27,982,570	27,982,570
Payment of other reserve constitution - share-bases compensation plan	(146)	0
Ending balance	27,982,424	27,982,570
Additional Paid-in Capital
DisclosureOfShareCapitalAndAdditionalPaidinCapitalLineItems [Line Items]
Beginning balance	353,550	282,328
Payment of other reserve constitution - share-bases compensation plan	16,441	71,222
Ending balance	$ 369,991	$ 353,550